ROPES & GRAY LLP ONE METRO CENTER 700 12TH STREET, NW, SUITE 900 WASHINGTON, DC 20005-3948 WWW.ROPESGRAY.COM

November 27, 2013

Rajib Chanda 202-508-4671 202-383-7793 fax rajib.chanda@ropesgray.com

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	Managers Trust I

File Nos. 033-44909; 811-06520

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), Managers Trust I (the “Trust”) hereby certifies that the following forms of prospectus and statement of additional information that would have been filed by the Trust pursuant to Rule 497(c) under the 1933 Act would not have differed from those contained in the Trust’s Post-Effective Amendment No. 64 to its Registration Statement on Form N-1A, which was filed by electronic transmission on November 22, 2013 pursuant to Rule 485(b) under the 1933 Act and is the most recent amendment to the Trust’s Registration Statement on Form N-1A:

(i) Prospectus for Brandywine Fund and Brandywine Blue Fund, dated November 25, 2013;

(ii) Prospectus for Brandywine Advisors Midcap Growth Fund, dated November 25, 2013; and

(iii) Statement of Additional Information for Brandywine Fund, Brandywine Blue Fund and Brandywine Advisors Midcap Growth Fund, dated November 25, 2013.

If you have any questions concerning this filing, please call me at (202) 508-4671.

Sincerely,

/s/ Rajib Chanda
Rajib Chanda